Share-Based Payment - Summary of Cash-Settled Share-Based Payment Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity granted	6,626,117	30,846,589
Quantity canceled and other adjustments	(110,725)	(1,347,463)
Quantity paid or advanced	(6,273,783)	(5,349,597)
Total of shares	24,391,138	24,149,529
Fair value of liability	$ 120.6	$ 36.4
Grants on Mar. 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	03.12.2019
Right of acquisition date		03.12.2024
Fair value on grant date		$ 19.3
Quantity granted	0	1,349,153
Quantity canceled and other adjustments	0	(238,777)
Quantity paid or advanced	(164,969)	(945,407)
Total of shares	0	164,969
Fair value of liability	$ 0	$ 0.8
Grants on Mar. 24, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	03.24.2020
Right of acquisition date		03.24.2025
Fair value on grant date		$ 16.95
Quantity granted	0	1,633,741
Quantity canceled and other adjustments	(1,404)	(516,702)
Quantity paid or advanced	(168,061)	(775,825)
Total of shares	171,749	341,214
Fair value of liability	$ 1.5	$ 1.4
Grants on Mar. 18, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	03.18.2021
Right of acquisition date		03.18.2024
Fair value on grant date		$ 11.29
Quantity granted	0	2,181,442
Quantity canceled and other adjustments	0	(221,420)
Quantity paid or advanced	(1,960,022)	0
Total of shares	0	1,960,022
Fair value of liability	$ 0	$ 9
Grants on Mar. 11, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	03.11.2022
Right of acquisition date		03.11.2025
Fair value on grant date		$ 17.61
Quantity granted	0	2,292,434
Quantity canceled and other adjustments	0	(253,350)
Quantity paid or advanced	0	0
Total of shares	2,039,084	2,039,084
Fair value of liability	$ 17.3	$ 6.1
Grants on Sep. 05, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	09.05.2022
Right of acquisition date		09.05.2027
Fair value on grant date		$ 13.69
Quantity granted	0	13,621,919
Quantity canceled and other adjustments	0	(10,544)
Quantity paid or advanced	(2,722,275)	(2,722,275)
Total of shares	8,166,825	10,889,100
Fair value of liability	$ 45.6	$ 9.9
Grants on Nov. 18, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	11.18.2022
Right of acquisition date		11.18.2026
Fair value on grant date		$ 12.58
Quantity granted	0	4,494,033
Quantity canceled and other adjustments	0	36,415
Quantity paid or advanced	(906,090)	(906,090)
Total of shares	2,718,268	3,624,358
Fair value of liability	$ 18.6	$ 4
Grants on Mar. 09, 2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	03.09.2023
Right of acquisition date		03.09.2026
Fair value on grant date		$ 16.35
Quantity granted	0	3,471,772
Quantity canceled and other adjustments	0	(112,750)
Quantity paid or advanced	0	0
Total of shares	3,359,022	3,359,022
Fair value of liability	$ 18.6	$ 4.5
Grants on Sep. 13, 2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	09.13.2023
Right of acquisition date		09.13.2027
Fair value on grant date		$ 18.55
Quantity granted	0	1,802,095
Quantity canceled and other adjustments	(9,935)	(30,335)
Quantity paid or advanced	(352,366)	0
Total of shares	1,409,459	1,771,760
Fair value of liability	$ 4.3	$ 0.7
Grants On August 02 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	08.02.2024
Right of acquisition date		08.02.2028
Fair value on grant date		$ 22.43
Quantity granted	4,088,971	0
Quantity canceled and other adjustments	(99,386)	0
Quantity paid or advanced	0	0
Total of shares	3,989,585	0
Fair value of liability	$ 8.3	$ 0
Grants On March 14 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	03.14.2024
Right of acquisition date		03.14.2027
Fair value on grant date		$ 22.95
Quantity granted	2,537,146	0
Quantity canceled and other adjustments	0	0
Quantity paid or advanced	0	0
Total of shares	2,537,146	0
Fair value of liability	$ 6.4	$ 0